As filed with the Securities and Exchange Commission on February 9, 2000
                                         Registration No. 33-_______/811-_______

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                           |X|

                         Pre-Effective Amendment No. ___                   |_|

                        Post-Effective Amendment No. ___                   |_|


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                                                           [X]

                               Amendment No. _____                         |_|
                        (Check appropriate box or boxes.)

                             BRAZOS INSURANCE FUNDS
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                          5949 Sherry Lane, Suite 1600
                               Dallas, Texas 75225
              ----------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                        with a copy of communications to:

                            Audrey C. Talley, Esquire
                           Drinker Biddle & Reath LLP
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996

        Registrant's Telephone Number, including Area Code (214) 365-5200

     Dan L. Hockenbrough, 5949 Sherry Lane, Suite 1600, Dallas, Texas 75225
     ----------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: UPON EFFECTIVE DATE OF THIS REGISTRATION STATEMENT

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Title of Securities Being Registered: Shares of Beneficial Interest

                             BRAZOS INSURANCE FUNDS



                                   PROSPECTUS
                          __________________ ____, 2000




                        BRAZOS SMALL CAP GROWTH PORTFOLIO

                              INVESTMENT OBJECTIVE
                           Small Capitalization Growth






Brazos Insurance Fund shares are offered only to insurance companies to fund benefits under their variable annuity and variable life insurance contracts.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OF THIS PROSPECTUS. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.



Transfer Agent:
Firstar Mutual Fund Services, LLC
Telephone: __________________                       Website:  www.brazosfund.com

                                TABLE OF CONTENTS

                                                                          PAGE

BRAZOS SMALL CAP GROWTH PORTFOLIO...........................................1
RISK ELEMENTS...............................................................3
INFORMATION ABOUT THE ADVISER...............................................5
ADVISORS HISTORICAL PERFORMANCE.............................................6
PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUND................................7
INFORMATION FOR FIRST TIME MUTUAL FUND INVESTORS............................8
VALUATION OF SHARES.........................................................8
DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES............................9
PURCHASE OF SHARES..........................................................9
REDEMPTION OF SHARES.......................................................10
FOR MORE INFORMATION.......................................................11

--------------------------------------------------------------------------------
                        BRAZOS SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SUMMARY OF INVESTMENT OBJECTIVE

         The investment objective of the Brazos Small Cap Growth Portfolio ("Small Cap" or the "Portfolio") is to provide maximum capital appreciation, consistent with reasonable risk to principal.

INVESTMENT POLICIES AND STRATEGIES

         The majority of equity securities (65%) in the Portfolio will have market capitalizations of $1.8 billion or lower, or a capitalization of companies represented in the Russell 2000 Index at the time of the Portfolio's investment. This target will fluctuate with changes in market conditions and the composition of the Russell 2000 Index.

         The Portfolio seeks to achieve its objective by investing primarily in small capitalization companies. The remaining securities acquired by the Portfolio may have market capitalizations that exceed the target capitalization. Small Cap generally seeks investment in securities of companies with above average growth rates, average annual revenues below $1 billion, above average return on equity, and low debt levels.

         The types of equity securities that can be purchased include common stocks and securities convertible into common stocks. Market conditions may lead to higher levels (up to 100%) of temporary investments such as money market instruments or U.S. Treasury Bills. Temporary investments are expected to be 5% to 10% of each portfolio under normal circumstances.

         The investment process involves consistent communications with senior management, suppliers, competitors and customers in an attempt to understand the dynamics within each company's business. Small Cap then selects companies with strong growth in revenue, earnings and cash flow, predictable operating models, seasoned management, and unique products or services. John McStay Investment Counsel ("JMIC" or the "Adviser") believes that smaller companies have greater potential to deliver above average growth rates that may not yet have been recognized by investors.

         To manage fluctuations in the value of the Portfolio's investments, JMIC invests across 10-12 industry sectors with no industry sector representing more than 25% of the value of the Portfolio. JMIC may sell securities when the value of a security or a group of securities within a certain industry sector violates diversification objectives. A high rate of portfolio turnover involves greater transaction expenses and possible adverse tax consequences to the Portfolio's shareholders, which may reduce performance.

         The value of each security at the time of acquisition is not expected to exceed 4% of the value of investments in the Portfolio. JMIC seeks to reduce risk by limiting the Portfolio's holdings of a certain stock to an amount less than or equal to the number of shares traded on the market by all traders during the last 7 business days.

RISK CONSIDERATIONS
INVESTMENT SUITABILITY
      Small Cap may be appropriate for investors who:
             o    are seeking long-term capital growth
             o    do not need current income
             o are willing to hold an investment over a long period of time in anticipation of returns that equity securities can provide and
             o are able to tolerate fluctuations in principal value of their investment.

         Investment in the Portfolio involves investment risks, including the risk that investors may lose money. The value of the Portfolio's investments could be influenced by changes in the stock market as a whole, by changes in a certain industry, or by changes in certain stocks. The performance results presented from time to time, may reflect periods of above average performance attributable to the Portfolio's investment in certain securities during the initial public offering, the performance of a limited number of the securities in the Portfolio, or other non-recurring factors. It is possible that the performance may not be repeated in the future. The performance information presented for the Portfolio will not reflect the impact of the variable annuity or variable life insurance contract charges. If these charges were reflected, total returns would be lower.

         The Portfolio may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Portfolio's assets are invested in these instruments, it may not be achieving its investment objective.

         To the extent the Portfolio invests in small companies, it may be exposed to greater risk than if it invested in larger, more established companies. Small companies may have limited product lines, financial resources, and management teams. Additionally, the trading volume of small company securities may make them more difficult to sell. A more in-depth discussion of the types of risks an equity fund could be subject to is on pages _____.

INVESTOR EXPENSES

         The expenses you should expect to pay as an investor in the Portfolio is shown below.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(1)
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)
--------------------------------------------------------------------------------
Management fees                                                          _____%
Other Expenses                                                           _____%
Total operating expenses2                                                _____%
--------------------------------------------------------------------------------

1 JMIC currently reimburses fund expenses and waives advisory fees to the extent total operating expenses exceed _____% for Small Cap. This cap on expenses is expected to continue until further notice. The Portfolio may at a later date reimburse to the Adviser the advisory fees waived or limited and other expenses, including organizational expenses, assumed and paid by JMIC.

2 The Portfolio has no sales, redemption, exchange, or account fees with the exception of a $12.00 fee for each redemption made by wire. Additionally, some institutions may charge a fee if you buy through them.

         The example below shows what a shareholder could pay in expenses over time and is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It uses the same hypothetical conditions other mutual funds use in their prospectuses: $10,000 initial investment for the time periods indicated, 5% annual total return, expenses (without fee waiver) remain unchanged. The figures shown would be the same whether you sold your shares at the end of a period or kept them. The Portfolio's actual return and expenses will be different.


-------------------------------------------------------------------------------
                        1 YEAR     3 YEARS         5 YEARS      10 YEARS
-------------------------------------------------------------------------------
SMALL CAP              $______     $______         $______       $______
-------------------------------------------------------------------------------

RISK ELEMENTS

         In seeking to achieve its investment objective, the Portfolio will rely on different strategies to seek rewards and returns. The objective of the Small Cap Growth Portfolio is to provide maximum capital appreciation, consistent with reasonable risk to principal by investing primarily in small capitalization companies.

         This table identifies the main elements that make up the Portfolio's overall risk and reward characteristics described under the Risk Considerations section for the Portfolio. It also outlines the Portfolio's policies toward various securities, including those that are designed to help the Portfolio manage risk. The following policies are not fundamental and the Trustees may change such policies without shareholder approval.

-------------------------------------------------------------------------------------------------------------
STRATEGIES TO SEEK REWARD                 POTENTIAL REWARDS                  POTENTIAL RISKS
-------------------------------------------------------------------------------------------------------------
MARKET CONDITIONS
o   Under normal circumstances
    the portfolio plans to remain
    fully invested.                    o  Stocks and bonds have            o  The portfolio's share price
                                          generally outperformed more         and performance will
o   The portfolio seeks to limit          stable investments (such as         fluctuate in response to
    risk through diversification in       short-term bonds and cash           stock and bond market
    a large number of stocks.             equivalents) over the long          movements.
                                          term.
-------------------------------------------------------------------------------------------------------------

MANAGEMENT CHOICES

o   JMIC focuses on bottom-up          o  The portfolio could              o  The portfolio could
    research, fundamental security        outperform its benchmark due        underperform its benchmark
    analysis and valuation methods        to its asset allocation and         due to these same choices and
    to enhance returns.                   securities choices.                 due to expenses.

-------------------------------------------------------------------------------------------------------------
STRATEGIES TO SEEK REWARD                 POTENTIAL REWARDS                  POTENTIAL RISKS
-------------------------------------------------------------------------------------------------------------
SHORT-TERM TRADING

o   The portfolio's turnover rate      o  The portfolio could realize      o  Increasing trading would
    generally will not exceed 150%.       gains in a short period of          raise the portfolio's
                                          time.                               brokerage and related costs.

o   The portfolio generally avoids     o  The portfolio could protect      o  Increased short-term capital
    short-term trading, except to         against losses if a stock is        gains distributions would
    take advantage of attractive or       overvalued and its value            raise shareholders' income
    unexpected opportunities or to        later falls.                        tax liability.
    meet demands generated by
    shareholder activity.


SMALL CAP STOCKS
o   JMIC focuses on companies with     o  Securities of companies with     o  The Portfolio could lose
    potential for strong growth in        small and micro money               because of the
    revenue, earnings and cash            capitalizations may have            potentially higher risks of
    flow; strong management;              greater potential than large        small companies and price
    leading products or services;         cap companies to deliver            volatility than investments
    and potential for improvement.        above-average growth rates          in general equity markets.
                                          that may not have yet been
                                          recognized by investors.

o   35% of the Portfolio may be
    invested in securities of
    larger capitalization companies.
-------------------------------------------------------------------------------------------------------------

         The following table indicates the maximum percentage under normal conditions, that the Portfolio may make:


ADR's, EDR's and GDR's........
Asset-backed securities.......                 --
Bank obligations
Foreign currency transactions.                 --
Foreign securities............                 5%
Futures contracts.............        5%(a)  20%(b)
Illiquid securities...........                15%
Investment companies..........                10%
Lending of securities.........            33 1/3%
Mortgage-backed securities....                 --
Options transactions..........        5%(a)  20%(b)
Repurchase agreements.........                 --
Reverse repurchase agreements.            33 1/3%
U.S. Government obligations...               100%
Warrants......................                 5%
When-issued securities........            33 1/3%

TEMPORARY INVESTMENTS(c)
Cash..........................               100%
Short-term obligations........               100%

INVESTMENT RESTRICTIONS
Securities of any one issuer..                 5%
Outstanding voting securities
   of any one issuer..........                10%
Securities of issuers in any
   one industry...............                25%
-----------------------------------------------------

Percentages are of total assets (except for Illiquid Securities which are shown as a percentage of net assets).

(a) Portfolio may not purchase futures contracts or options where premiums and margin deposits exceed 5% of total assets.
(b) Portfolio may not enter into futures contracts or options where its obligations would exceed 20% of total assets.
(c) The Portfolio will invest up to 100% of its assets in temporary investments only when market conditions so require.

INFORMATION ABOUT THE ADVISER

         Brazos Insurance Funds (the "Trust") was created in January 2000. In addition to offering investment adviser services to the Trust, JMIC, a limited partnership, 5949 Sherry Lane, Suite 1600, Dallas, Texas, 75225, also offers investment adviser services to Brazos Mutual Funds, which consists of the Brazos Small Cap Growth, Brazos Micro Cap Growth, Brazos Mid Cap Growth, Brazos Real Estate Securities and Brazos Multi Cap Growth Portfolios. JMIC is a majority owned indirect subsidiary of American International Group, Inc. and minority owned by the employees of JMIC. JMIC began managing large accounts for pension plans, endowments, foundations and municipalities in 1983. The senior management has worked together for approximately 20 years.

         JMIC's mission is to capture excess returns while managing risk. JMIC seeks to accomplish this objective by:

         o        investing in smaller companies
         o        investing in rapidly growing companies
         o investing in companies with highly predictable revenue and profit streams
         o investing in companies positioned to accelerate profit growth above general expectations
         o        constructing diversified portfolios to moderate risk

         JMIC has employed a bottom-up process in researching companies. JMIC visits virtually every company prior to investing. Bottom-up research often includes interviews with senior management, as well as the companies' competitors and suppliers. The list of potential investments is further filtered by the use of traditional fundamental security analysis and valuation methods.

         JMIC manages the Portfolio using a team approach. By using a team approach, the Trust avoids the risk of changes in portfolio management style that may be encountered when a lead manager approach is utilized. The team approach creates portfolio management stability, which provides confidence that the process is repeatable, and has been used for the last twenty-five years. JMIC has had minimal (one) professional turnover during the last fifteen years of management.

         For its services to the Portfolio, JMIC is entitled to a fee, calculated daily and payable monthly, at an annual rate of ___% of the Portfolio's average daily net assets. JMIC also may voluntarily waive or reimburse additional amounts, including organizational expenses, to increase the investment return to the Portfolio's investors. JMIC may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by JMIC with respect to the Portfolio are subject to recoupment from the Portfolio within the following three years, provided that the Portfolio is able to effect such payment to JMIC and remain in compliance with the foregoing expense limitations.

ADVISER'S HISTORICAL PERFORMANCE

         Set forth below are performance data provided by the Adviser pertaining to the composite of all separately managed accounts of the Adviser that are managed with substantially similar (although not necessarily identical) objectives, policies and strategies as those of the Portfolio. The investment returns of the Portfolio may differ from those of the separately managed accounts because such separately managed accounts may have fees and expenses that differ from those of the Portfolio. Further, the separately managed accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and Internal Revenue Code; such conditions, if applicable, may have lowered the returns for the separately managed accounts. The Adviser's separately managed account performance results set forth below under "Institutional Equity Results" are not intended to predict or suggest the return of the Portfolio, but rather to provide the shareholder with information about the historical investment performance of the Portfolio's Adviser. The Russell 2000 Index used in the comparison below is an unmanaged index which assumes reinvestment of dividends on securities in the index and is generally considered representative of securities similar to those invested in by the Adviser for the purpose of the composite performance numbers set forth below.

        ---------------------------------------------------------------------
                                          ADVISER'S
                                        INSTITUTIONAL
                                          SMALL CAP             RUSSELL
                                       EQUITY ACCOUNTS        2000 INDEX
                                            (AFTER              (BEFORE
                                          EXPENSES)            EXPENSES)
        ---------------------------------------------------------------------
        CALENDAR YEARS:
        1987                                25.6%                 -8.8%
        1988                                24.5%                 24.9%
        1989                                31.9%                 16.2%
        1990                                -4.0%                -19.5%
        1991                                68.9%                 46.1%
        1992                                 8.7%                 18.4%
        1993                                15.3%                 18.9%
        1994                                -0.1%                 -1.8%
        1995                                30.1%                 28.4%
        1996                                32.9%                 16.5%
        1997                                23.4%                 22.4%
        1998                                10.4%                 -2.5%

        AVERAGE ANNUAL
        TOTAL RETURNS
        AS OF 12/31/98:
        Cumulative                         886.3%                284.2%
        Annualized                          21.0%                 11.9%
        3 Year                              21.9%                 11.6%
        5 Year                              18.7%                 11.9%
        10 Year                             20.2%                 12.9%
        Five-Year Mean                      19.3%                 12.6%
        Twelve-Year Mean                    22.3%                 13.3%
        Value of $1 invested
        During 12 years
        (1/1/87 - 12/31/98)                 $9.86                 $3.84
        ---------------------------------------------------------------------

1 The Adviser's Institutional Small Cap Equity Accounts represents the composite of all separately managed accounts of the Adviser that are managed with substantially similar (although not identical) objectives, policies and strategies as those of the Small Cap Growth Portfolio. The separately managed accounts are subject to different expenses and governmental regulations than the Portfolio.

2 The annualized return of the Adviser's Institutional Small Cap Equity Accounts is calculated from monthly data, allowing for compounding. The formula used is in accordance with the methods set forth by the Association for Investment Management Research ("AIMR"), The Bank Administration Institute, and the Investment Counsel Association of America. Market value of the account was the sum of the account's total assets, including cash, cash equivalents, short term investments, and securities valued at current market prices.

3 The cumulative return means that $1 invested in the Institutional Small Cap Equity composite accounts on January 1, 1987 had grown to $9.86 by December 31, 1998.

4 The twelve-year arithmetic mean is the arithmetic average of the Institutional Small Cap Equity composite accounts' annual returns listed.

5 The Russell 2000 Index is an unmanaged index which assumes reinvestment of dividends on securities in the index and is generally considered representative of securities similar to those invested in by the Adviser for the purpose of the composite performance numbers set forth above. The Russell 2000 is composed of the 2000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly traded companies. The comparative index is not adjusted to reflect expenses or other fees reflected in the performance of a mutual fund as required by the SEC.

6 The Adviser's average annual management fee over the twelve-year period (1987-1998) for the Institutional Small Cap Equity composite accounts was 1% or 100 basis points. On January 1, 1987, the Adviser began managing the separate accounts using objectives, policies and strategies substantially similar to those of the Small Cap Growth Portfolio. During the period, fees on the Adviser's individual accounts ranged from 1% to 1.5% (100 basis points to 150 basis points). Net returns to investors vary depending on the management fee.

7 Institutional Small Cap Equity composite accounts ("Composite") performance data is AIMR compliant from 1/1/93 forward. Prior to that time, the only difference in the calculation is that all portfolios were equally weighted without regard to dollar value in determining Composite performance. The Composite includes every account managed in JMIC's small capitalization style, consistent with AIMR guidelines. This equal weighting method follows the standards promulgated by the Investment Management Consultants' Association which predates standards established by AIMR. In 1990, the Composite results reflected portfolios ranging in number from 3 to 8 and in size from $3 million to $30 million, with a median size of $13 million. In 1991, the Composite reflected portfolios ranging in number from 8 to 18 and in size from $1 million to $46 million, with a median size of $15 million. In 1992, the Composite reflected portfolios ranging in number from 20 to 27 and in size from $4 million to $50 million, with a median size of $17 million. And, from 1987 through 1989, the Composite consisted of only one portfolio which for many years served as the model for all accounts managed in this style.

PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUND

         The Portfolio is recently organized and has only a short-term performance record. The Portfolio, however, has substantially the same investment objective, policies and strategies as the Brazos Small Cap Growth Portfolio of Brazos Mutual Funds (the "Comparable Fund") that is sold directly to the public and is advised by JMIC. While the Portfolio is managed in a manner similar to that of the Comparable Fund, investors should be aware that the Portfolio is not the same fund and will not have the same performance. Investments made by the Portfolio at any given time may not be the same as those made by the Comparable Fund. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolio, different fees and expenses, and differences in portfolio size and positions. The Comparable Fund has its own prospectus and information about the Comparable Fund may be obtained by calling ________ at _________.

         The historical performance of the Comparable Fund is presented below. You should not consider the performance of the Comparable Fund as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by the Comparable Fund, and not those to be paid by the Portfolio. The figures do not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable annuity or variable life insurance contracts. You should refer to the separate account prospectuses describing the variable annuity or variable life insurance contracts for information pertaining to these insurance fees and charges. The insurance separate account fees will have a detrimental effect on the performance of the Portfolio. The results shown below reflect the reinvestment of dividends and distributions, and were calculated in the same manner that will be used by the Portfolio to calculate its own performance.

         The following table shows the average annual total return of the Comparable Fund for the stated periods ending December 31, 1999.

                                                One Year               3 Years
Brazos Small Cap Growth Portfolio                 ____%                 ____%

INFORMATION FOR FIRST TIME MUTUAL FUND INVESTORS

         The Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency does not federally insure Mutual Fund shares.

         Investments in Mutual Fund shares involve risks, including possible loss of principal.

VALUATION OF SHARES

         The net asset value of the Portfolio is calculated by adding the value of all securities and other assets, subtracting the liabilities and dividing the result by the number of shares outstanding to be determined. The net asset value is calculated once daily, as of the close of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for business.

         The Portfolio uses the last quoted trading price as the market value for equity securities. For listed securities, the Portfolio uses the price quoted by the exchange on which the security is primarily traded. Unlisted securities and listed securities which have not been traded on the valuation date or for which market quotations are not readily available are valued at the average between the last price asked and the last price bid. For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. Dollar equivalents based upon the latest available bid price of such currencies against U.S. Dollars quoted by any major bank or by any broker.

         Bonds and other fixed income securities are valued according to the broadest and most representative market which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair value market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board of Trustees (the "Trustees") determines that amortized cost reflects fair value.

         The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Trustees.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

         The Portfolio will distribute annually to shareholders substantially all of its net investment income and any net realized long-term capital gains. The Portfolio's dividends and capital gains distributions will be reinvested automatically in additional shares unless the Trust is notified in writing that the shareholder elects to receive distributions in cash.

FEDERAL TAXES

         The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code"): The Portfolio intends to comply with the diversification requirements of Section 817(h) of the Code for variable annuity and variable life insurance contracts so that the owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company separate accounts. Contract owners should review the prospectus for their variable annuity or variable life insurance contract for information regarding the tax consequences to them of purchasing a contract.

STATE AND LOCAL TAXES

         Shareholders may also be subject to state and local taxes on distributions and redemptions. Shareholders should consult with their tax advisers regarding the tax status of distributions in their state and locality.

PURCHASE OF SHARES

         Purchases of shares may be made only by insurance companies for their separate accounts at the direction of variable annuity and variable life contract owners. Please refer to the prospectus for your contract or policy for information on how to direct investments in the Portfolio and any fees that apply.

         Shares of the Portfolio may be purchased without sales commission, at the net asset value per share next determined after an order is received by the insurance company before the insurance company before the earlier of 4:00 p.m. or the close of regular trading on the New York Stock Exchange (see "Valuation of Shares"). The Fund reserves the right to reject your purchase order and to suspend the offering of shares of the Fund. All purchases must be in U.S. dollars.

         A potential for certain conflicts may exist between the interests of variable annuity contract owners and variable life insurance contract owners. JMIC currently does not foresee any disadvantage to owners of variable annuity contracts or variable life insurance contracts arising from the fact that shares of the Portfolio might be held by such entities. The Trustees, however, will monitor the Trust and the Portfolio in order to identify any material irreconcilable conflicts of interest which may arise, and to determine what action, if any should be taken in response of any such conflicts.

OTHER PURCHASE INFORMATION

         Investments received by 4 p.m. ET (the close of the NYSE) will be invested at the price calculated after the NYSE closes that day. Orders received after 4 p.m. ET will receive the price calculated on the next business day.

DISTRIBUTOR

         ___________________, [address], serves as Distributor for shares of the Portfolio. ___________ will receive no compensation for distribution of shares of the Portfolio, except for reimbursement by the Adviser of out-of-pocket expenses.

REDEMPTION OF SHARES

         Redemption of shares may be made only by insurance companies for their separate accounts at the direction of variable annuity and variable life insurance contract owners. Please refer to the prospectus for your contract or policy for information on how to direct redemptions from the Portfolio and fees that may apply.

         Any redemption may be more or less than the purchase price of your shares depending on the market value of the investment securities held by your Portfolio.

OTHER REDEMPTION INFORMATION

         Normally, the Portfolio will make a payment for all shares redeemed under proper procedures within one business day of and no more than seven business days after receipt of the request. The Trust may suspend the right of redemption or postpone the date, as permitted by the SEC, including under emergency circumstances and at times when the NYSE is closed.

         If the Trustees determine that it would be detrimental to the best interests of remaining shareholders of the Portfolio to make payment wholly or partly in cash, the Portfolio may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by the Portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities so received in payment of redemptions.

                              FOR MORE INFORMATION

               You may obtain the following and other information
                                free of charge:



      STATEMENT OF ADDITIONAL INFORMATION (SAI) DATED ___________ ___, 2000

                PROVIDES ADDITIONAL DETAILS ABOUT THE PORTFOLIO'S
                            POLICIES AND MANAGEMENT.

                                   Telephone:
                                 --------------

                                      Mail:
                             Brazos Insurance Funds
                      c/o Firstar Mutual Fund Services, LLC
                                ----------------
                               -------------------
                            ------------------------
                                    Internet:
                            http://www.brazosfund.com

                                      SEC:
          Text only versions of Fund documents can be viewed online or downloaded from: HTTP://WWW.SEC.GOV

     You may review and obtain copies of Fund information at the SEC Public
       Reference Room in Washington, D.C. (1-202-942-8090). Copies of the
      information may be obtained for a fee by writing the Public Reference
                            Section, Washington, D.C.
           20549-0102, or by electronic request to publicinfo@sec.gov.

                Investment Company Act of 1940 File No. _________

                             BRAZOS INSURANCE FUNDS



                        BRAZOS SMALL CAP GROWTH PORTFOLIO


                       STATEMENT OF ADDITIONAL INFORMATION

                             ____________ ___, 2000


This Statement is not a Prospectus but should be read in conjunction with the Prospectus of the Brazos Insurance Funds (the "Trust") Small Cap Growth Portfolio dated ___________ __, 2000. To obtain the Prospectus, please call the Trust at ________________.

                                TABLE OF CONTENTS

                                                                            PAGE
ABOUT THE BRAZOS INSURANCE FUNDS...............................................2
INVESTMENT OBJECTIVES AND POLICIES.............................................2
INVESTMENT LIMITATIONS........................................................11
MANAGEMENT OF THE TRUST.......................................................12
INVESTMENT ADVISER AND OTHER SERVICES.........................................14
PORTFOLIO TRANSACTIONS........................................................16
DESCRIPTION OF SHARES AND VOTING RIGHTS.......................................17
DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES..............................18
PERFORMANCE CALCULATIONS......................................................21
APPENDIX A...................................................................A-1

                        ABOUT THE BRAZOS INSURANCE FUNDS

The Trust was organized as a Delaware business trust on _________ __, 2000. The Trust's principal office is located at 5949 Sherry Lane, Suite 1600, Dallas, Texas 75225; however, all investor correspondence should be directed to Brazos Insurance Funds, c/o ____________________. The Trust is comprised of the BRAZOS Small Cap Growth Portfolio (the "Portfolio"). Brazos Insurance Funds is a diversified, open-end, management investment company.

                       INVESTMENT OBJECTIVES AND POLICIES

The following policies supplement the investment policies of the Portfolio as set forth in the Prospectus:

SHORT-TERM INVESTMENTS

Occasionally, the Portfolio may invest a portion of its assets in the following money market instruments, consistent with its investment policies.

         (1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (not longer than seven days) at a stated interest rate. Time deposits maturing from two business days through seven calendar days will not exceed 10% of the total assets of the Portfolio under most circumstances.

Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations collateralized by funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction.

The Portfolio will not invest in any security issued by a commercial bank unless
(i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign branches of U.S. banks, the security is, in the opinion of the Adviser, of an investment quality comparable to other debt securities which may be purchased by the Portfolio;

         (2) Commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P;

         (3) Short-term corporate obligations rated A or better by Moody's or by S&P;

         (4) U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Treasury, supported by the full faith and credit pledge of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;

         (5) U.S. Government agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and Federal agencies; and

         (6) Repurchase agreements collateralized by securities listed above.

REPURCHASE AGREEMENTS

The Portfolio may invest in repurchase agreements collateralized by U.S. Government securities. In addition, the Portfolio may invest in repurchase agreements collateralized by certificates of deposit, and certain bankers' acceptances and other securities outlined above under "Short-Term Investments." In a repurchase agreement, a Portfolio buys a security and simultaneously commits to sell that security back at an agreed upon price plus an agreed upon market rate of interest. Under a repurchase agreement, the seller will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price if such securities mature in one year or less, or 102% of the repurchase price if such securities mature in more than one year.

The use of repurchase agreements involves certain risks. While the Trust's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

WHEN-ISSUED, FORWARD DELIVERY AND DELAYED SETTLEMENT SECURITIES

The Portfolio may purchase and sell securities on a "when-issued," "delayed settlement" or "forward delivery" basis. "When-issued" or "forward delivery" refers to securities whose terms and indenture are available, and for which a market exists, but which are not available for immediate delivery. When-issued and forward delivery transactions may be expected to occur a month or more before delivery is due. Delayed settlement is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by the Portfolio until it receives payment or delivery from the other party to any of the above transactions. The Portfolio will maintain a separate account of cash, U.S. Government securities, other high grade debt obligations or other liquid securities at least equal to the value of purchase commitments until payment is made. Such segregated securities will either mature or, if necessary, be sold on or before the settlement date. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery is made, although the Portfolio may earn income on securities it has deposited in a segregated account.

The Portfolio may engage in when-issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When the Portfolio engages in when-issued or forward delivery transactions, it does so to acquire securities consistent with its investment objective and policies and not for the purpose of investment leverage.

PORTFOLIO TURNOVER

It is expected that the annual portfolio turnover rate for the Portfolio will not exceed 150%. In addition to Portfolio trading costs, higher rates (100% or more) of portfolio turnover may result in the realization of capital gains, a portion of which may be short-term gains. See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES" for information on taxation. The Portfolio will not normally engage in short-term trading, but it reserves the right to do so.

INVESTMENT COMPANIES

The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of investment, in securities of other open-end or closed-end investment companies. No more than 5% of the Portfolio's total assets may be invested in securities of any one investment company nor may it acquire more than 3% of the voting securities of any investment company. The Portfolio will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to its advisory fee.

RESTRICTED SECURITIES

The Portfolio may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Trust's Board of Trustees, the Adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the Portfolio's investment limitations. The Portfolio will invest no more than 15% of its net assets in illiquid securities. The prices realized from the sales of these securities could be less than those originally paid by the Portfolio or less than what would be considered the fair value of such securities.

FOREIGN INVESTMENTS

The Portfolio may invest in common stocks of companies listed on foreign stock exchanges, and may also invest in stocks traded in the over-the-counter market. Common stocks for this purpose also include securities having common stock characteristics such as rights and warrants to purchase common stocks. Additionally, the Portfolio may also invest in foreign equity securities in the form of American Depository Receipts (ADRs) and other similar global instruments. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities.  Most  ADRs  are  traded  on  a  U.S.  stock  exchange.  Issuers  of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR.

Investing in foreign companies may involve additional risks and considerations which are not typically associated with investing in U.S. companies. Since stocks of foreign companies are normally denominated in foreign currencies, the Portfolio may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. Some countries may withhold portions of dividends and interest at the source. Under the Internal Revenue Code, foreign exchange gains and losses are treated as ordinary gain or loss.

As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, comparable information may not be readily available about certain foreign companies. Securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. companies. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

SECURITIES LENDING

The Portfolio may lend its investment securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending investment securities, the Portfolio attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the Portfolio's accounts. The Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, as amended, (the "1940 Act") or the rules and regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time, and (d) the Portfolio receives reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments). All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.

At the present time, the Staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by the investment company's Board of Trustees. The Portfolio will continue to retain any voting rights with respect to the loaned securities. If a material event occurs affecting an investment on a loan, the loan must be called and the securities voted.

HEDGING STRATEGIES

The Portfolio may engage in various portfolio strategies to hedge against adverse movements in the equity markets. The Portfolio may write (i.e., sell) covered call options on its portfolio securities, purchase put and call options on securities and engage in transactions in related options on futures. Each of these portfolio strategies is described below:

a) FUTURES CONTRACTS

The Portfolio may enter into futures contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government agency.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by trading an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or acceptable securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolio expects to earn interest income on its margin deposits.

Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade and use futures contracts with the expectation of realizing profits from a fluctuation in interest rates.

Regulations of the CFTC applicable to the Trust require that all of its futures transactions constitute bona fide straddles positions or that the Trust's commodity futures and option positions be for other purposes, to the extent that the aggregate initial margins and premiums required to establish such non-hedging positions do not exceed five percent of the liquidation value of the Portfolio. The Portfolio will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Portfolio expects that approximately 75% of its futures contract purchases will be "completed," that is, equivalent amounts of related securities will have been purchased or will be purchased by the Portfolio on the settlement date of the futures contracts.

Although techniques other than the sale and purchase of futures contracts could be used to control the Portfolio's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Portfolio will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS

The Portfolio will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. In addition, the Portfolio will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of its total assets.

RISK FACTORS IN FUTURES TRANSACTIONS

The Portfolio will minimize the risk that it will be unable to close out a futures position by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular futures contract at any given time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close futures positions also could have an adverse impact on the Portfolio's ability to effectively hedge.

The risk of loss in trading futures contracts in some strategies can be substantial due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in excess of the amount invested in the contract. However, because the futures strategies of the Portfolio are engaged in only for hedging purposes, the Adviser does not believe that the Portfolio is subject to the risks of loss frequently associated with futures transactions. The Portfolio would presumably have sustained comparable losses if, instead of futures contracts, it had invested in the underlying financial instrument and sold them after the decline.

Utilization of futures transactions by the Portfolio does involve the risk of imperfect or no correlation where the securities underlying the futures contracts have different maturities than the portfolio securities being hedged. It is also possible that the Portfolio could lose money on futures contracts and also experience a decline in value of portfolio securities. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Futures contracts may be traded on foreign exchanges. Such transactions are subject to the risks of governmental actions affecting trading in or the prices of the securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,
(iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

The investment by the Portfolio in futures contracts and options on futures contracts is subject to many complex and special tax rules. The treatment by the Portfolio of certain futures and forward contracts is generally governed by
Section 1256 of the Internal Revenue Code of 1986, as amended (the "Code"). These "Section 1256" positions generally include listed options on futures contracts, regulated futures contracts and certain foreign currency contracts and options thereon.

Absent a tax election to the contrary, each such Section 1256 position held by the Portfolio will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of the Portfolio's fiscal year, and all gain or loss associated with fiscal year transactions and marked-to-market positions at fiscal year end (except certain currency gain or loss covered by
Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within the Portfolio. The acceleration of income on Section 1256 positions may require the Portfolio to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, the Portfolio may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of the Portfolio's shares. In these ways, any or all of these rules may affect both the amount, character and timing of income distributed to shareholders by the Portfolio.

b) OPTIONS

The Portfolio may purchase and sell put and call options on securities and futures contracts for hedging purposes. Investments in options involve some of the same considerations that are involved in connection with investments in futures contracts (e.g., the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying security or contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract on which it is based or the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract or securities.

WRITING COVERED CALL OPTIONS

The principal reason for writing call options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on securities alone. By writing covered call options, the Portfolio gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Portfolio's ability to sell the underlying security will be limited while the option is in effect unless it effects a closing purchase transaction. A closing purchase transaction cancels out the Portfolio's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option that it has written. Covered call options serve as a partial hedge against the price of the underlying security declining. The Portfolio writes only covered options, which means that so long as the Portfolio is obligated as the writer of the option it will, in a segregated account with its custodian, maintain cash, U.S. government securities, other high grade liquid debt securities or other liquid securities denominated in U.S. dollars with a value equal to or greater than the exercise price of the underlying securities.

PURCHASING OPTIONS

The amount of any appreciation in the value of the underlying security subject to a put will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from a sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Portfolio's position as purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option that it has purchased. In certain circumstances, the Portfolio may purchase call options on securities held in its investment portfolios on which it has written call options or on securities which it intends to purchase.

c) SHORT SALES

The Portfolio may seek to hedge investments or realize additional gains through short sales. The Portfolio may make short sales, which are transactions in which the Portfolio sells a security it does not own, in anticipation of a decline in the market value of the security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Portfolio also will incur transaction costs in effecting short sales.

The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest, or expenses the Portfolio may be required to pay in connection with a short sale.

No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Portfolio's net equity. The Portfolio similarly will limit its short sales of the securities of any single issuer if the market value of the securities that have been sold short would exceed two percent (2%) of the value of the Portfolio's net equity or if such securities would constitute more than two percent (2%) of any class of the issuer's securities.

Whenever the Portfolio engages in short sales, its custodian segregates an amount of cash or U.S. Government securities or other high-grade liquid debt securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked-to-market daily, provided that at no time will the amount deposited in it plus the amount deposited with the broker be less than the market value of the securities at the time they were sold short.

In addition, the Portfolio may make short sales "against the box," i.e. when a security identical to one owned by the Portfolio is borrowed and sold short. If the Portfolio enters into a short sale against the box, it is required to segregate securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and is required to hold such securities while the short sale is outstanding. The Portfolio will incur transaction costs, in connection with opening, maintaining, and closing short sales against the box. A short sale may result in the recognition of gain with respect to a security for Federal income tax purposes under certain rules which treat certain short sales of the same or substantially identical positions with respect to such a security as a constructive sale at the time a short position is entered into by the Portfolio. See, "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES."

Except as specified above and as described under "INVESTMENT LIMITATIONS" below, the foregoing investment policies are not fundamental and the Trustees may change such policies without an affirmative vote of a majority of the outstanding voting securities of the Portfolio, as defined in the 1940 Act.


INVESTMENT LIMITATIONS

The following limitations supplement those set forth in the Prospectus. Whenever an investment limitation sets forth a percentage limitation on investment or utilization of assets, such limitation shall be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment limitations. Investment limitations (1) through (9) described below are fundamental policies and cannot be changed without approval by a "majority of the outstanding shares" (as defined in the 1940 Act) of the Portfolio. The Portfolio will not:

         (1) with respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the government of the U.S. or any agency or instrumentality thereof);

         (2) with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer;

         (3) borrow money, except as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3 % of the Portfolio's gross assets valued at the lower of market or cost, and the Portfolio may not purchase additional securities when borrowings exceed 5% of total gross assets;

         (4) pledge, mortgage or hypothecate any of its assets to an extent greater than 33% of its total assets at fair market value;

         (5) invest in physical commodities or contracts on physical commodities;

         (6) purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

         (7) make loans except (i) by purchasing debt securities in accordance with its investment objectives; (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the Commission thereunder; and (iii) as otherwise permitted by exemptive order of the Commission;

         (8)      underwrite the securities of other issuers;

         (9) issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into options, futures or repurchase transactions;

         (10) invest in futures and/or options on futures unless (i) not more than 5% of the Portfolio's assets are required as deposit to secure obligations under such futures and/or options on futures contracts, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%; and
                  (ii) not more than 20% of the Portfolio's assets are invested in futures and options;

         (11)     purchase on margin except as specified in (10) above;

         (12) invest more than an aggregate of 15% of the net assets of the Portfolio, determined at the time of investment, in securities subject to legal or contractual restrictions on resale or securities for which there are no readily available markets.

In addition, the Portfolio has adopted a fundamental policy that it will not acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments issued by U.S. banks when the Portfolio adopts a temporary defensive position.


MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

The Officers of the Trust manage its day-to-day operations and are responsible to the Trust's Board of Trustees. The Trustees set broad policies for the Trust and elect its Officers. The following is a list of the Trustees and Officers of the Trust and a brief statement of their present positions and principal occupations during the past five years:

*DAN L. HOCKENBROUGH      President, Chief Financial Officer and Chairman of the
5949 Sherry Lane          Board  of  Brazos   Insurance   Funds   and   Trustee,
Suite 1600                President,  Treasurer and Chief  Financial  Officer of
Dallas, Texas 75225       Brazos  Mutual  Funds;  Since  August  1996,  Business
Age 40                    Manager of John McStay Investment  Counsel.  Formerly,
                          Chief  Financial  Officer of Waugh  Enterprises,  Inc.
                          from  November  1995 until August 1996;  and Assistant
                          Controller of Hicks, Muse, Tate & Furst Incorporated from December 1992 to November 1995.


*LOREN J. SOETENGA       Vice President and Treasurer of Brazos  Insurance Funds
5949 Sherry Lane         and Vice President of Brazos Mutual Funds, Principal of
Suite 1600               John McStay Investment  Counsel.  Formerly,  Partner of
Dallas, Texas  75225     Chronos Management, Inc. until 1996.
Age 31

*TRICIA A. HUNDLEY       Vice  President,  Secretary and  Compliance  Officer of
5949 Sherry Lane         Brazos  Insurance Funds and Vice  President,  Secretary
Suite 1600               and Compliance Officer of Brazos Mutual Funds;  Partner
Dallas, Texas  75225     of John McStay Investment Counsel since 1987.
Age 49

JOE NEUBERGER             Assistant Treasurer of Brazos Insurance Funds and
[ADDRESS]
[AGE]

BOB KERN                  Assistant Secretary of Brazos Insurance Funds and
[ADDRESS]
[AGE]

DANA ARMOUR               Assistant Secretary of Brazos Insurance Funds and
[ADDRESS]
[AGE]

* This person is deemed to be an "interested person" of the Trust as that term is defined in the 1940 Act.

REMUNERATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust who is not an "interested person" of the Trust, as defined by the Investment Company Act of 1940, as amended, or an officer of the Trust, receives compensation for his services as Trustee consisting of a $1,250 quarterly retainer fee per Portfolio of the Trust and a $1,250 fee for each meeting of the Board. Each Trustee is reimbursed for reasonable out-of-pocket expenses incurred in connection with attendance at the Board meeting.

Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees. The Trust's officers and employees are paid by either the Adviser or the Administrator and receive no compensation from the Trust.

PRINCIPAL HOLDERS OF SECURITIES

Shares of the Portfolio will be owned by insurance companies as depositors of separate accounts which are used to fund variable annuity contracts and variable life insurance contracts. ____________ Insurance Company may be deemed a control person of the Fund in that upon the commencement of the offering of the Portfolio, certain of its separate accounts held 100% of the shares of the Portfolio.

As of ___________ ___, 2000, the Trustees and officers of the Trust owned in the aggregate less than 1% of the total outstanding shares of the Portfolio.


INVESTMENT ADVISER AND OTHER SERVICES

John McStay Investment Counsel, L.P. ( "JMIC" or the "Adviser") which was formed as a limited partnership in 1983, is located at 5949 Sherry Lane, Suite 1600, Dallas, Texas 75225 and acts as the Adviser for the Trust and Brazos Mutual Funds (the "Company"), consisting of the Brazos Small Cap Growth, Brazos Micro Cap Growth, Brazos Mid Cap Growth, Brazos Real Estate Securities, and the Brazos Multi Cap Growth Portfolios. On June 30, 1999, JMIC reorganized and completed the sale of an 80% managing membership interest in JMIC to American International Group, Inc. ("AIG") resulting in JMIC becoming a majority owned indirect subsidiary of AIG and minority owned by the employees of JMIC.

The Adviser provides investment management services to institutions and individuals and currently has approximately $4.5 billion in assets under management. John D. McStay may be deemed to control the Adviser as a result of ownership of a majority interest in John McStay & Associates ("JMA"), the general partner of the Adviser. JMA owns a majority interest in the Adviser.


DISTRIBUTOR

_____________________(the "Distributor") acts as Distributor for the Trust pursuant to the Distribution Agreement between _______________ and the Trust. ______________ will receive no compensation for distribution of shares of the Portfolio, except for reimbursement by the Adviser of out-of-pocket expenses.

ADMINISTRATION FEES

Firstar Mutual Fund Services, LLC (the "Administrator" or "FMFS") 615 E. Michigan Street, Milwaukee, WI 53202 serves as Administrator, Transfer Agent and

Dividend Paying Agent of the Trust and also provides accounting services to the Trust pursuant to the Portfolio Administration Servicing Agreement between FMFS and the Trust. FMFS is an indirect wholly-owned subsidiary of Firstar Corporation, a multi-bank holding company.

As Administrator, FMFS supplies corporate secretarial services, office facilities, non-investment-related statistical and research data, executive and administrative services, internal auditing and regulatory compliance services. FMFS also assists in the preparation of reports to shareholders, prepares proxy statements, updates prospectuses and makes filings with the Securities and Exchange Commission and state securities authorities. FMFS performs certain budgeting and financial reporting and compliance monitoring activities. For the services provided as Administrator, FMFS receives an annual fee from the Trust equal to the greater of: (1) a minimum annual fee of $___________ or (2) an asset-based fee, equal to a percentage of the average daily net assets of the Trust, according to the following schedule:

The Administrator's fee shall be payable monthly, as soon as practicable after the last day of each month, based on the Trust's average daily net assets as determined at the close of business on each business day throughout the month. FMFS also serves as Transfer Agent and Dividend Paying Agent of the Trust.

CUSTODIAN

Firstar Bank, N.A. ("Firstar"), serves as the Custodian for the Trust pursuant to the Custody Agreement, including Fund accounting services, between Firstar and the Trust. As custodian the Bank has agreed to (a) maintain a separate account or accounts in the name of the Trust, (b) hold and transfer portfolio securities on account of the Trust, (c) accept receipts and make disbursements of money on behalf of the Trust, (d) collect and receive all income and other payments and distributions on account of the Trust's portfolio securities, and
(e) make periodic reports to the Trust's Trustees concerning the Trust's operations. Firstar is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Trust, provided that Firstar remains responsible for the performance of all its duties under the Custodian Agreement and holds the Trust harmless from the negligent acts and omissions of any sub-custodian. For its services to the Trust under the Custodian Agreement, Firstar receives a fee in addition to transaction charges and out-of-pocket expenses.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, ___________________, _________, New York, is the independent accountant for the Trust.

ADVISORY FEES

As compensation for services rendered by the Adviser under the Investment Advisory Agreement, the Trust pays the Adviser an annual fee in monthly installments, calculated by applying the following annual percentage rates to the Portfolio's average daily net assets for the month:

BRAZOS Small Cap Growth Portfolio..................................     __.____%


PORTFOLIO TRANSACTIONS

The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the Portfolio. The Adviser may, however, consistent with the interests of the Portfolio, select brokers on the basis of the research, statistical and pricing services they provide to the Portfolio. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the Investment Advisory Agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Portfolio and the Adviser's other clients.

It is not the Trust's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through broker-dealer firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Portfolio or who act as agents in the purchase of shares of the Portfolio for their clients.

Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Adviser. If purchases or sales of securities consistent with the investment policies of the Portfolio and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Trust's Board of Trustees.

The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio. The Agreement directs the Adviser to use its best efforts to obtain the best available price and most favorable execution for all transactions of the Portfolio. The Adviser may buy and sell securities for the account through the Adviser's affiliated broker-dealer. In such instances, the affiliated broker-dealer will complete transactions pursuant to procedures designed to ensure that charges for the transactions do not exceed usual and customary levels obtainable from other, unaffiliated broker-dealers. Such transactions and the procedures are supervised by the Trust's Board of Trustees. It is understood that the affiliated broker-dealer will not be utilized in situations where, in the Adviser's judgment, the brokerage services of another security firm would be in the best interest of the Portfolio. If consistent with the interests of the Portfolio, the Adviser may select brokers on the basis of research, statistical and pricing services these brokers provide to the Portfolio. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the Investment Advisory Agreement. Such brokers may be paid a higher commission than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that the commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Portfolio and the Adviser's other clients.


DESCRIPTION OF SHARES AND VOTING RIGHTS

The Trust's Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest, with a par value of $.001 per Share. The Trustees have the power to designate one or more series ("Portfolios") or classes of shares of beneficial interest without further action by shareholders.

On each matter submitted to a vote of the shareholders, each holder of a share shall be entitled to one vote for each whole share and each fractional share shall be entitled to a proportionate fractional vote. The shareholders of the Portfolio are the insurance companies for their separate accounts using the Portfolio to fund variable annuity contracts and variable life contracts. The insurance company depositors of the separate accounts pass voting rights to shares held for variable annuity contracts and variable life contracts through to contract owners as described in the prospectus for the applicable variable annuity or variable life insurance contract.

In the event of liquidation of the Trust, the holders of the shares of the Portfolio shall be entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Portfolio, over the liabilities belonging to the Portfolio. The assets so distributable to the holders of shares of the Portfolio or class thereof shall be distributed to the holders in proportion to the number of shares of the Portfolio held by them and recorded on the books of the Trust. The liquidation of the Portfolio may be authorized at any time by vote of a majority of the Trustees then in office.

Shareholders have no pre-emptive or other rights to subscribe to any additional shares or other securities issued by the Trust, except as the Trustees in their sole discretion shall have determined by resolution.

The shares of the Portfolio are fully paid and nonassessable, have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. They have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Trust.

Annual meetings will not be held except as required by the 1940 Act and other applicable laws. The Trust has undertaken that its Trustees will call a meeting of shareholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Trust. The Trust will assist shareholder communications in such matters.


DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

The dividends on the shares of beneficial interest, par value $.001, of the Trust, consisting of all of the Portfolio's net investment income, will be declared and distributed quarterly to the extent not previously declared as a dividend. Distributions are declared and paid at least annually in the aggregate amount so that the Portfolio avoids any federal income tax liability and satisfies the annual distribution requirements set forth in Section 4982 of the Internal Revenue Code of 1986, as amended (the "Code") treating the required distribution percentage as 100% instead of 98%, and taking into account other amounts that have been or will be declared for distribution. Distribution payment will be made to each shareholder of record, at the time of declaration of the dividend, in additional shares of the Portfolio which will be credited to the shareholder's account or, at the shareholder's option, in cash, except that dividends payable to holders who redeem all of their shares shall be distributed in cash within five business days after redemption.

To determine the net investment income, the general assets and liabilities of the Trust not belonging to the Portfolio are allocated to or charged against the assets belonging to the Portfolio in proportion to the relative assets of the Portfolio at the time the Portfolio's net asset value was last determined. Further provisions concerning the payment of dividends are set forth in the Statement of Additional Information, as from time to time amended.

Designated officers of the Trust are authorized to treat any amounts declared for distribution, to the extent permitted by Code Section 855, as a "Throwback dividend" distributed during the Trust's immediately preceding fiscal year, and to make designations with respect to any amounts declared as they deem appropriate, including designations of dividends as capital gain dividends to the extent permitted under Code Section 852(b)(3), designations of exempt-interest dividends pursuant to Code Section 852(b)(5), designations of foreign taxes paid and gross income derived from foreign sources pursuant to Code Section 853(c) and designations under Code Section 854(b) of dividends eligible for the corporate dividends-received deduction under Code Section 243.

The Portfolio will be treated as a separate entity (and hence as a separate "regulated investment company") for Federal tax purposes. Any net capital gains recognized by the Portfolio will be distributed to its investors without need to offset (for Federal income tax purposes) such gains against any net capital losses of another Portfolio.

The Portfolio may engage in certain transactions, such as short sales, and may invest in certain instruments, such as futures contracts, which may result in constructive sales of appreciated positions in securities for Federal income tax purposes. A constructive sale generally occurs when the Portfolio has entered into a short sale of the same or substantially identical securities or if it enters into a futures or forward contract to deliver the same or substantially identical securities and in certain other circumstances. If a constructive sale occurs, the Portfolio will recognize either ordinary income or capital gain depending on the length of time which it held the security which was constructively sold.

Dividends paid by the Portfolio from net investment income and short-term capital gains, either in cash or reinvested in shares, will be taxable to shareholders as ordinary income. Dividends paid from the Portfolio will generally qualify in part for the 70% dividends-received deductions for corporations, but the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by the Portfolio from domestic (U.S.) sources.

Distributions paid by the Portfolio from long-term capital gains are taxable to shareholders subject to income tax as long-term capital gains regardless of the length of time the shareholder has owned shares in the Portfolio. Also, for those shareholders subject to tax, if purchases of shares in the Portfolio are made shortly before the record date for a capital gains distribution or a dividend, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by the Trust as to the Federal income tax status of dividends and distributions paid by the Portfolio. Dividends and distributions may also be subject to state and local taxes. Dividends declared in October, November, or December to shareholders of record in such month and paid in January of the following year will be deemed to have been paid by the Portfolio and received by the shareholders on December 31.

The Portfolio is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on the account registration form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

In order for the Portfolio to continue to qualify for Federal income tax treatment as a regulated investment company under the Code, at least 90% of the Portfolio's gross income for a taxable year must be derived from certain qualifying income, i.e., dividends, interest, income derived from loans of securities and gains from the sale or other disposition of stock, securities or foreign currencies, or other related income, including gains from options, futures and forward contracts, derived with respect to its business investing in stock, securities or currencies. Any net gain realized from the closing out of futures contracts will, therefore, generally be qualifying income for purposes of the 90% requirement.

Except for transactions the Portfolio has identified as hedging transactions, the Portfolio is required for Federal income tax purposes to recognize as income for the taxable year its net unrealized gains and losses on forward currency and futures contracts as of the end of the taxable year as well as those actually realized during the year. In most cases, any such gain or loss recognized with respect to a regulated futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss without regard to the holding period of the contract. Recognized gain or loss attributable to a foreign currency forward contract is treated as 100% ordinary income. Furthermore, foreign currency futures contracts which are intended to hedge against a change in the value of securities held by the Portfolio may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

The Portfolio may be subject to foreign withholding taxes on income or gains recognized with respect to its investment in certain foreign securities. If the Portfolio purchases shares in certain foreign investment entities, called "passive foreign investment companies," the Portfolio may be subject to U.S. Federal income tax and a related interest charge on a portion of any "excess distribution" or gain from the disposition of such shares, even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. If more than 50% of the total assets of the Portfolio are invested in securities of foreign corporations, the Portfolio may elect to pass-through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio. If this election is made, shareholders will be required to include in their gross income their pro rata share of the foreign taxes paid by the Portfolio. However, shareholders will be entitled to deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. Federal income tax, subject to certain limitation under the Code. Finally, the Portfolio may recognize gain or loss on transactions in foreign currencies as a by-product of its investment in foreign securities.

The Portfolio will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes (including unrealized gains at the end of the Portfolio's taxable year) on futures transactions. Such distribution will be combined with distributions of capital gains realized on the Portfolio's other investments, and shareholders will be advised on the nature of the payment.

Under Code Section 817(h), a variable life insurance or annuity contract will not be treated as a life insurance policy or annuity contract, respectively, under the Code, unless the segregated asset account upon which such contract or policy is based is "adequately diversified." A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in the Treasury Regulations. specifically, the Treasury Regulations provide that, except as permitted by the "safe harbor" discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of the segregated asset account's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. As a safe harbor, a segregated asset account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. Government securities and securities of other regulated investment companies. In addition, a segregated asset account with respect to a variable life insurance contract is treated as adequately diversified to the extent of its investment in securities issued by the United States Treasury.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to "look through" the regulated investment company to its pro rata portion of the regulated investment company's assets, provided that the shares of such regulated investment company are held only by insurance companies and certain fund managers (a "Closed Fund").

If the segregated asset account upon which a variable contract is based is not "adequately diversified" under the foregoing rules for each calendar quarter, then (a) the variable contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods during which such account is not "adequately diversified" and (b) the holders of such contract must include as ordinary income the `income on the contract" for each taxable year. Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a "life insurance contract" under the Code. The "income on the contract" is, generally, the excess of (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year, over (ii) the premiums paid under the contract during the taxable year. In addition, if a Portfolio does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Portfolio through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Portfolio.


PERFORMANCE CALCULATIONS

PERFORMANCE

The Portfolio may from time to time quote various performance figures to illustrate past performance. Performance quotations by investment companies are subject to rules adopted by the Commission, which require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Trust be accompanied by certain standardized performance information computed as required by the Commission. Current yield and average annual compounded total return quotations used by the Trust are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used to compute or express performance follows.

YIELD

Current yield reflects the income per share earned by the Portfolio's investment. The current yield of the Portfolio is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

This figure is obtained using the following formula:


                                                6
                            Yield = 2 [( a-b + 1)-1]
                                         ---
                                         cd


         where:      a =   dividends and interest earned during the period

                     b =   expenses accrued for the period (net of
                           reimbursements)

                     c = the average daily number of shares outstanding during the period that were entitled to receive income distributions

                     d = the maximum offering price per share on the last day of the period.


TOTAL RETURN

The average annual total return of the Portfolio is determined by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1, 5 and 10 year period and the deduction of all applicable Trust expenses on an annual basis.

These figures will be calculated according to the following formula:

                                        n
                                  P(1+T) = ERV

         where:
                     P =   a hypothetical initial payment of $ 1,000

                     T =   average annual total return

                     n =   number of years

                   ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

COMPARISONS

To help investors better evaluate how an investment in the Portfolio might satisfy their investment objective, advertisements regarding the Trust may discuss various measures of Trust performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. The following publications, indices and averages may be used:

         (1) Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

         (2) Standard & Poor's 500 Stock Index or its component indices - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

         (3) Standard & Poor's MidCap 400 Index - an unmanaged index measuring the performance of non-S&P 500 stocks in the mid-range sector of the U.S. stock market.

         (4) The New York Stock Exchange composite or component indices - unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

         (5) Wilshire 5000 Equity Index or its component indices - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

         (6) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

         (7) Morgan Stanley Capital International EAFE Index and World Index - respectively, arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East, and over 1,400 securities listed on the stock exchanges of these continents, including North America.

         (8) Goldman Sachs 100 Convertible Bond Index - currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of 100 million or greater in market capitalization. The index is priced monthly.

         (9) Salomon Brothers GNMA Index - includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

         (10) Salomon Brothers High Grade Corporate Bond Index - consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

         (11) Salomon Brothers Broad Investment Grade Bond - is a market-weighted index that contains approximately 4,700 individually priced investment grade corporate bonds rated BBB or better, U.S. Treasury/agency issues and mortgage pass through securities.

         (12) Lehman Brothers Long-Term Treasury Bond - is composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of 10 years or greater.

         (13) NASDAQ Industrial Index - is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

         (14) Value Line - composed of over 1,600 stocks in the Value Line Investment Survey.

         (15)     Russell  2000 - composed of the 2,000  smallest  stocks in the
                  Russell 3000, a market value-weighted index of the 3,000 largest U.S. publicly-traded companies.

         (16) Russell 2000 Growth - measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

         (17) Russell 2000 Value - measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

         (18)     Russell  2500 - composed of the 2,500  smallest  stocks in the
                  Russell 3000, a market value-weighted index of the 3,000 largest U.S. publicly-traded companies.

         (19) Composite Indices - 60% Standard & Poor's 500 Stock Index, 30% Lehman Brothers Long-Term Treasury Bond and 10% U.S. Treasury Bills; 70% Standard & Poor's 500 Stock Index and 30% NASDAQ Industrial Index; 35% Standard & Poor's 500 Stock Index and 65% Salomon Brothers High Grade Bond Index; all stocks on the NASDAQ system exclusive of those traded on an exchange, and 65% Standard & Poor's 500 Stock Index and 35% Salomon Brothers High Grade Bond Index.

         (20) CDA Mutual Fund Report published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return and average rate of return (average compounded growth rate) over specified time periods for the mutual fund industry.

         (21) Mutual Fund Source Book published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

         (22) Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Wall Street Journal and Weisenberger Investment Companies Service - publications that rate fund performance over specified time periods.

         (23) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change over time in the price of goods and services in major expenditure groups.

         (24) Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates - historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. Treasury bills and inflation.

         (25) Savings and Loan Historical Interest Rates - as published by the U.S. Savings & Loan League Fact Book.

         (26) Lehman Brothers Government/Corporate Index - a combination of the Government and Corporate Bond Indices. The Government Index includes public obligations of the U.S. Treasury, issues of Government agencies, and corporate debt backed by the U.S. Government. The Corporate Bond Index includes fixed-rate nonconvertible corporate debt. Also included are Yankee Bonds and nonconvertible debt issued by or guaranteed by foreign or international governments and agencies. All issues are investment grade (BBB) or higher, with maturities of at least one year and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for others. Any security downgraded during the month is held in the index until month-end and then removed. All returns are market value weighted inclusive of accrued income.

         (27) Lehman Brothers Intermediate Government/Corporate Index - an unmanaged index composed of a combination of the Government and Corporate Bond Indices. All issues are investment grade
                  (BBB) or higher, with maturities of one to ten years and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for others. The Government Index includes public obligations of the U.S. Treasury, issues of Government agencies, and corporate debt backed by the U.S. Government. The Corporate Bond Index includes fixed-rate nonconvertible corporate debt. Also included are Yankee Bonds and nonconvertible debt issued by or guaranteed by foreign or international governments and agencies. Any security downgraded during the month is held in the index until month-end and then removed. All returns are market value weighted inclusive of accrued income.

         (28) Historical data supplied by the research departments of First Boston Corporation; the J.P. Morgan companies; WP Brothers; Merrill Lynch, Pierce, Fenner & Smith; Lehman Brothers, Inc.; and Bloomberg L.P.

         (29) NAREIT Equity Index - a compilation of market-weighted securities data collected from all tax-qualified equity real estate investment trusts listed on the New York and American Stock Exchanges and the NASDAQ. The index tracks performance, as well as REIT assets, by property type and geographic region.

         (30) Wilshire Real Estate Securities Index, published by Wilshire Associates - a market capitalization-weighted index of publicly traded real estate securities, such as real estate investment trusts, real estate operating companies and partnerships.

In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Portfolio, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Portfolio to calculate its performance. In addition, there can be no assurance that the Portfolio will continue this performance as compared to such other averages.


CODE OF ETHICS

The Trust has adopted a Code of Ethics which restricts, to a certain extent, personal transactions by access persons of the Trust and imposes certain disclosure and reporting obligations.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

                  A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

                  "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

                  "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

                  "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.


                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer failed to meet scheduled principal and/or interest payments.


                  Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

                  "F1" - Securities possess the highest credit quality. This designation indicates the best capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

                  "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

                  "F3"  -   Securities   possess  fair  credit   quality.   This
designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                  "B" - Securities  possess  speculative  credit  quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

                  "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

                  "D" - Securities are in actual or imminent payment default.


                  Thomson Financial BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson Financial BankWatch:

                  "TBW-1"  -  This  designation   represents  Thomson  Financial
BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson Financial BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson Financial BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4"  -  This  designation   represents  Thomson  Financial
BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                  "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "c" - The 'c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

                  "p" - The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

                  * Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

                  "r" - The 'r' highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an 'r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

                  N.R. Not rated. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" indicates poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable in periods of greater economic stress.

                  "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles. This is the lowest investment grade category.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

                  "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

                  "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

                  "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

                  "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

                  "CCC", "CC", "C" - Bonds have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

                  "DDD," "DD" and "D" - Bonds are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

                  Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

                  To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to denote relative standing within these major rating categories.

                  `NR' indicates the Fitch IBCA does not rate the issuer or issue in question.

                  `Withdrawn': A rating is withdrawn when Fitch IBCA deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

                  RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

                  Thomson Financial BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson Financial BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely repayment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS

                  A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

                  "SP-2"  -  The  issuers  of  these   municipal  notes  exhibit
satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3"  -  The  issuers  of  these   municipal  notes  exhibit
speculative capacity to pay principal and interest.


                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                  "SG" - This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

                  Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                     PART C
                                    FORM N-1A
                                OTHER INFORMATION


Item 23.      Exhibits

      (a)     (1)   Certificate of Trust.

              (2)   Agreement and Declaration of Trust.

      (b)     (1)   Bylaws.

      (c)     Not Applicable.

      (d)     (1)   Form of Investment Advisory Agreement between Registrant and
                    John McStay Investment Counsel, L.P.

      (e)     (1)   Form of Distribution Agreement [to be filed by amendment].

      (f)     Not Applicable.

      (g)     (1)   Form of Custody Agreement between Registrant and Firstar
                    Bank, N.A.

      (h)     (1)   Form of Portfolio Administration Servicing Agreement between
                    Registrant and Firstar Mutual Fund Services, LLC.

              (2) Form of Transfer Agent Servicing Agreement between Registrant and Firstar Mutual Fund Services, LLC.

              (3) Form of Portfolio Accounting Servicing Agreement between Registrant and Firstar Mutual Fund Services, LLC.

      (i)     Opinion of Drinker Biddle & Reath LLP.

      (j)     (1)   Consent of Drinker Biddle & Reath LLP.

              (2) Consent of PricewaterhouseCoopers LLP [to be filed by amendment].

      (k)     Not Applicable.

      (l)     Initial Capital Agreement [to be filed by amendment].

      (m)     Not Applicable.

      (n)     Not Applicable.

      (o)     Not Applicable.

      (p)     Code of Ethics of Brazos Insurance Funds.

Item 24.      Persons Controlled by or Under Common Control with Registrant.

              Registrant is not controlled by or under common control with any person.

Item 25.      Indemnification

              Reference is made to Article VII of Registrant's Agreement and Declaration of Trust, which is filed as Exhibit (a)(2)hereto. Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended.

              Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, office or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

              Indemnification of the Registrant and its investment adviser against certain losses with respect to the Brazos Small Cap Growth Portfolio is provided for in Section 7 of the Form of Investment Advisory Agreement with John McStay Investment Counsel, L.P., which is filed as Exhibit (d)(1) hereto.

              Indemnification of the Registrant and its shareholder or any individual shareholder of a series of the Trust, Trustees or individual Trustees of the Trust, its Administrators, against certain losses and against failure to comply with the terms of the Agreement is provided for in Section 4 of the Form of Portfolio Administration Servicing Agreement which is filed as Exhibit
              (h)(3)hereto.

              Indemnification of Registrant and its Trustees, shareholders, nominees, officers, agents or employees, the Custodian and any Sub-Custodian, including any nominee of the Custodian or Sub-Custodian, against certain losses is provided for in Articles VIII and XII of the Form of Custody Agreement which is filed as Exhibit (g)(1) hereto.

              Indemnification of Registrant or its shareholder or any individual shareholder of a series, Trustees, individual Trustee and Transfer Agent against certain losses is provided for in Section 7 of the Form of Transfer Agent Servicing Agreement which is filed as Exhibit (h)(2) hereto.

              Indemnification of Registrant or its shareholder or any individual shareholder of a series, Trustees, individual Trustee and the Portfolio Accountant against certain losses and against failure to comply with the terms of the Agreement is provided for in Section 7 of the Form of Portfolio Accounting Servicing Agreement which is filed as Exhibit (h)(3) hereto.

              The Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions.

Item 26.      Business and Other Connections of Investment Adviser

              John McStay Investment Counsel, L.P., investment adviser to the Brazos Small Cap Growth Portfolio, is a registered adviser under the Investment Advisers Act of 1940.

              To Registrant's knowledge, none of the directors or senior executive officers of, John McStay Investment Counsel, L.P., except those set forth below, is, or has been at any time during Registrant's past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of John McStay Investment Counsel, L.P. also hold various positions with, and engage in business for, their respective affiliates. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of John McStay Investment Counsel, L.P. who are or have been engaged in any other business, profession, vocation or employment of a substantial nature.

-----------------------------------------------------------------------------------------------------------
    NAME                   POSITION WITH JOHN MCSTAY   OTHER BUSINESS CONNECTIONS        TYPE OF BUSINESS
                           INVESTMENT COUNSEL, L.P.
-----------------------------------------------------------------------------------------------------------
Peter Harbeck                  Director                Director and President,        Investment Management
                                                       SunAmerica Asset
                                                       Management Corp.;
                                                       Director, SunAmerica
                                                       Capital Inc.; Director and
                                                       President, SunAmerica Fund
                                                       Services, Inc.; President,
                                                       Anchor Series Trust and AST
------------------------------------------------------------------------------------------------------------
Win Neuger                     Director                Senior Vice President, and    Insurance and Financial
                                                       Chief Investment Officer,     services
                                                       American International
                                                       Group, Inc. and Chief
                                                       Executive Officer and
                                                       Director, AIG Global
                                                       Investment Group, Inc.
------------------------------------------------------------------------------------------------------------


Item 27.      Principal Underwriters

              (a)



              (b)

Item 28.      Location of Accounts and Records

              The books, accounts and other documents required by Section 31 (a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained in the physical possession of the Registrant, Brazos Insurance Funds, 5949 Sherry Lane, Dallas, TX 75225; the Registrant's Adviser, John McStay Investment Counsel, L.P., 5949 Sherry Lane, Dallas, TX 75225; the Registrant's Transfer Agent and Portfolio Administrator, Firstar Mutual Fund Services, LLC, 615 E. Michigan Street, Milwaukee, WI 53202; and the Registrant's Custodian Bank, Firstar Bank, N.A., 615 E. Michigan Street, Milwaukee, WI 53202.

Item 29.      Management Services

              Not Applicable.

Item 30.      Undertakings

              Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of the removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of
              Section 16(c) of the Investment Company Act of 1940, as amended, relating to shareholder communications.

              Registrant hereby undertakes to furnish its Annual Report to Shareholders upon request and without charge to any person to whom a prospectus is delivered.

                                   SIGNATURES



       Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Dallas, and State of Texas on the 9th day of February, 2000.


                                              /s/ BRAZOS INSURANCE FUNDS
                                              ----------------------------------
                                                  Brazos Insurance Funds
                                                  Registrant

                                              By: /s/ DAN L. HOCKENBROUGH *
                                                  ------------------------------
                                                      Dan L. Hockenbrough
                                                      President


       Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ GEORGE GAU*
-------------------------
    George Gau                  Trustee                         February 9, 2000


/s/ DAN L. HOCKENBROUGH *
-------------------------
    Dan L. Hockenbrough         Trustee, President, Chief       February 9, 2000
                                Financial Officer,
                                Chairman of the Board

/s/ JOHN H. MASSEY *
-------------------------
    John H. Massey              Trustee                         February 9, 2000


/s/ DAVID M. REICHERT *
-------------------------
    David M. Reichert           Trustee                         February 9, 2000

* Pursuant to authority granted in a Power of Attorney filed herewith.

BY: /s/ AUDREY C. TALLEY
-------------------------
        Audrey C. Talley
        Attorney-in-Fact

                                POWER OF ATTORNEY


         The undersigned hereby appoints each of Audrey Talley and Daniel Hockenbrough as attorney-in-fact and agent, each individually in all capacities, to execute, and to file any of the documents referred to below relating to the registration of Brazos Insurance Funds (the "Trust") as an investment company under the Investment Company Act of 1940, as amended, (the "Act") and the Trust's Registration Statement on Form N-1A under the Act and under the Securities Act of 1933, including any and all amendments thereto, covering the registration of the Trust as an investment company and the sale of shares of the series of the Trust, including all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority, including applications for exemptive order rulings. The undersigned grants to said attorney full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he could do if personally present, thereby ratifying all that said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.

         The undersigned hereby executes this Power of Attorney as of this 21st day of January, 2000.


                                                    /s/ DAVID REICHERT
                                                    ----------------------------
                                               Name:    David Reichert
                                               Title:   Trustee

                                POWER OF ATTORNEY


         The undersigned hereby appoints each of Audrey Talley and Daniel Hockenbrough as attorney-in-fact and agent, each individually in all capacities, to execute, and to file any of the documents referred to below relating to the registration of Brazos Insurance Funds (the "Trust") as an investment company under the Investment Company Act of 1940, as amended, (the "Act") and the Trust's Registration Statement on Form N-1A under the Act and under the Securities Act of 1933, including any and all amendments thereto, covering the registration of the Trust as an investment company and the sale of shares of the series of the Trust, including all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority, including applications for exemptive order rulings. The undersigned grants to said attorney full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he could do if personally present, thereby ratifying all that said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.

         The undersigned hereby executes this Power of Attorney as of this 21st day of January, 2000.


                                                    /s/ JOHN MASSEY
                                                    ----------------------------
                                                    Name: John Massey
                                                    Title: Trustee

                                POWER OF ATTORNEY


         The undersigned hereby appoints Audrey Talley as attorney-in-fact and agent, individually in all capacities, to execute, and to file any of the documents referred to below relating to the registration of Brazos Insurance Funds (the "Trust") as an investment company under the Investment Company Act of 1940, as amended, (the "Act") and the Trust's Registration Statement on Form N-1A under the Act and under the Securities Act of 1933, including any and all amendments thereto, covering the registration of the Trust as an investment company and the sale of shares of the series of the Trust, including all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority, including applications for exemptive order rulings. The undersigned grants to said attorney full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as she could do if personally present, thereby ratifying all that said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.

         The undersigned hereby executes this Power of Attorney as of this 21st day of January, 2000.


                                                 /s/ DANIEL HOCKENBROUGH
                                                 -------------------------------
                                                 Name:  Daniel Hockenbrough
                                                 Title: Chief Financial Officer

                                POWER OF ATTORNEY


         The undersigned hereby appoints each of Audrey Talley and Daniel Hockenbrough as attorney-in-fact and agent, each individually in all capacities, to execute, and to file any of the documents referred to below relating to the registration of Brazos Insurance Funds (the "Trust") as an investment company under the Investment Company Act of 1940, as amended, (the "Act") and the Trust's Registration Statement on Form N-1A under the Act and under the Securities Act of 1933, including any and all amendments thereto, covering the registration of the Trust as an investment company and the sale of shares of the series of the Trust, including all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority, including applications for exemptive order rulings. The undersigned grants to said attorney full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he could do if personally present, thereby ratifying all that said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.

         The undersigned hereby executes this Power of Attorney as of this 21st day of January, 2000.


                                                    /s/ GEORGE GAU
                                                    ----------------------------
                                                    Name:  George Gau
                                                    Title:  Trustee

                                  EXHIBIT INDEX


Exhibit No.                           Item
-----------                           ----

(a)(2)            Agreement and Declaration of Trust dated January 21, 2000.

(b)(1)            Bylaws.

(d)(1) Form of Investment Advisory Agreement between the Registrant and John McStay Investment Counsel, L.P. with respect to the BRAZOS Small Cap Growth Portfolio.

(g)(1) Form of Custody Agreement between the Registrant and Firstar Bank, N.A. with respect to the BRAZOS Small Cap Growth Portfolio.

(h)(1) Form of Portfolio Administration Servicing Agreement between the Registrant and Firstar Mutual Fund Services, LLC with respect to the BRAZOS Small Cap Growth Portfolio.

   (2) Form of Transfer Agent Servicing Agreement between the Registrant and Firstar Mutual Fund Services, LLC with respect to the BRAZOS Small Cap Growth Portfolio.

   (3) Form of Portfolio Accounting Servicing Agreement between the Registrant and Firstar Mutual Fund Services, LLC with respect to the BRAZOS Small Cap Growth Portfolio.

(i)               Opinion of Drinker Biddle & Reath LLP.

(j)(1)            Consent of Drinker Biddle & Reath LLP.

(p)               Code of Ethics of Brazos Insurance Funds.